Geographical Information (Details) - Asset Concentration - Geographical Concentration - Inspirato LLC - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Geographical Information
Long lived assets	$ 29,928	$ 30,187
United States
Geographical Information
Long lived assets	28,740	28,875
Rest of World
Geographical Information
Long lived assets	$ 1,188	$ 1,312